COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating leases
2015	¥ 17,377
2016	10,799
2017	10,149
2018	8,668
2019	8,049
Thereafter	60,862
Total	115,904
Rent expense	¥ 54,939	¥ 143,499	¥ 173,342
Maximum [Member]
Operating Leased Assets [Line Items]
Lease term	10 years